Taxes Other Than Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	$ 50,453	$ 52,685	$ 46,857
Property [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	24,133	25,341	21,162
Capital Stock [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	1,315	2,127	3,196
Gross Receipts, Excise And Franchise [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	10,945	11,775	9,975
Payroll [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	7,583	7,395	6,912
Other [Member]
Taxes Other Than Income Taxes [Line Items]
Taxes other than income	$ 6,477	$ 6,047	$ 5,612